(LOGO /	National Security	Administrative Office:
	Life and Annuity Co.	Post Office Box 5363
	Binghamton, New York)	Cincinnati, Ohio 45201

Overnight Packages:
One Financial Way
Cincinnati, Ohio 45242
Telephone: 877-446-6060
www.nslac.com

May 19, 2010

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	National Security Variable Account N (1940 Act File No. 811-10619; 1933 Act File No. 333-164071) Form N-4
Ladies and Gentlemen:
Attached hereto is the first pre-effective amendment to the registration statement on Form N-4 for a flexible premium, deferred, individual annuity. We are filing this pre-effective amendment to respond to the Staff’s comments, add Exhibits and make other changes.
The registrant represents that the prospectus describes all material changes the registrant reserves the right to make.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please contact me at (513) 794-6278 with any questions or comments.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante